Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 50,308
Additions during the year	3,770	₱ 1,636	₱ 3,514
Balances at end of the year	52,764	50,308
Fixed asset impairment [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	2,875	2,805
Additions during the year		70
Adjustments	(112)
Balances at end of the year	₱ 2,763	₱ 2,875	₱ 2,805